Stock Based Compensation Plans: (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation Plans Details One [Abstract]
Options outstanding - beginning of period	4,554,565	5,091,565
Weighted average exercise price - options outstanding	$ 3.09	$ 3.11	$ 3.13
Options exercisable - end of period	4,369,565	4,092,068
Weighted average exercise price - options exercisable	$ 3.09	$ 3.10
Options expired	(185,000)	(537,000)
Weighted average exercise price - options expired	$ 3.43	$ 3.32
Options outstanding - end of period	4,369,565	4,554,565